Loans Receivable (excluding Covered Loans) - Loans Impaired, Loan Commitments and Loans Serviced (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Recorded investment in impaired loans	$ 435,185	$ 454,557
Trouble Debt Restructuring included in impaired loans	374,743	415,696
Impaired loans with allocated reserves	196	6,035
Reserves on impaired loans	60	3,473
Average balance of impaired loans	403,138	495,472
Interest income from impaired loans	21,674	24,798
Outstanding fixed-rate origination commitments	198,504	190,363
Loans serviced for others	$ 86,745	$ 55,589